Income taxes - Deferred Tax Assets by Jurisdiction for Asset Management (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before taxes	$ (11,130)	$ (2,122)	$ (18,742)	$ (1,918)	$ (9,781)	$ (6,312)
Asset Management
Effective Income Tax Rate Reconciliation [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(6,936)	157	(3,308)	3,689	(9,178)	(9,922)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(4,194)	(2,279)	(15,434)	(5,607)	(603)	3,610
Income (loss) before taxes	$ (11,130)	$ (2,122)	$ (18,742)	$ (1,918)	$ (9,781)	$ (6,312)